United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-2993

(Investment Company Act File Number)

Edward Jones Money Market Fund

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  2/28/10

Date of Reporting Period:  Quarter ended 5/31/09

Item 1.                      Schedule of Investments

Edward Jones Money Market Fund

Portfolio of Investments

May 31, 2009 (unaudited)

Principal Amount			Value
		GOVERNMENT AGENCIES--50.5%
$96,000,000	[1]	Federal Farm Credit System Floating Rate Notes, 0.305%, 6/8/2009	$96,000,000
1,136,150,000	[2]	Federal Home Loan Bank System Discount Notes, 0.220% - 3.200%, 7/13/2009 - 1/12/2010	1,132,666,244
3,033,500,000	[1]	Federal Home Loan Bank System Floating Rate Notes, 0.250% - 1.293%, 6/1/2009 - 8/25/2009	3,033,174,022
693,000,000		Federal Home Loan Bank System Notes, 0.330% - 3.050%, 6/4/2009 - 4/1/2010	692,864,705
704,000,000	[2]	Federal Home Loan Mortgage Corp. Discount Notes, 0.250% - 1.000%, 8/17/2009 - 2/23/2010	702,431,795
1,343,500,000	[1]	Federal Home Loan Mortgage Corp. Floating Rate Notes, 0.246% - 1.263%, 6/1/2009 - 8/24/2009	1,343,378,275
142,000,000		Federal Home Loan Mortgage Corp. Notes, 4.000% - 7.000%, 12/15/2009 – 3/15/2010	148,450,704
700,000,000	[2]	Federal National Mortgage Association Discount Notes, 0.320% - 0.530%, 7/1/2009 - 12/28/2009	699,003,670
685,000,000	[1]	Federal National Mortgage Association Floating Rate Notes, 0.410% - 0.913%, 6/1/2009 - 8/12/2009	684,914,105
306,394,000		Federal National Mortgage Association Notes, 6.375% - 7.250%, 6/15/2009 - 1/15/2010	312,096,629
		TOTAL GOVERNMENT AGENCIES	8,844,980,149
		U.S. TREASURY--0.6%
100,000,000	[2]	United States Treasury Bills, 0.705%, 12/17/2009	99,610,292
		REPURCHASE AGREEMENTS--48.8%
1,750,000,000		Interest in $4,313,000,000 joint repurchase agreement 0.19%, dated 5/29/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $4,313,068,289 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2039 and the market value of those underlying securities was $4,399,333,230.	1,750,000,000
500,000,000	[3]	Interest in $2,600,000,000 joint repurchase agreement 0.21%, dated 5/27/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $2,600,621,833 on 7/7/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/1/2047 and the market value of those underlying securities was $2,652,077,350.	500,000,000
145,000,000	[3]	Interest in $725,000,000 joint repurchase agreement 0.25%, dated 5/6/2009 under which BNP Paribas Securities Corp. will repurchase securities provided as collateral for $725,307,118 on 7/7/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 7/1/2045 and the market value of those underlying securities was $746,374,838.	145,000,000
1,000,000,000	[3]	Interest in $3,500,000,000 joint repurchase agreement 0.20%, dated 5/27/2009 under which Barclays Capital, Inc. will repurchase securities provided as collateral for $3,500,641,667 on 6/30/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 9/20/2038 and the market value of those underlying securities was $3,600,953,473.	1,000,000,000
1,250,000,000		Interest in $2,500,000,000 joint repurchase agreement 0.20%, dated 5/29/2009 under which Citigroup Global Markets, Inc. will repurchase securities provided as collateral for $2,500,041,667 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 1/15/2042 and the market value of those underlying securities was $2,559,864,005.	1,250,000,000
500,000,000	[3]	Interest in $2,000,000,000 joint repurchase agreement 0.18%, dated 5/26/2009 under which CS First Boston LLC will repurchase securities provided as collateral for $2,000,070,000 on 6/2/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2047 and the market value of those underlying securities was $2,060,036,157.	500,000,000
1,500,000,000		Interest in $3,000,000,000 joint repurchase agreement 0.17%, dated 5/29/2009 under which Goldman Sachs & Co. will repurchase securities provided as collateral for $3,000,042,500 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/1/2056 and the market value of those underlying securities was $3,060,043,632.	1,500,000,000
175,000,000	[3]	Interest in $1,050,000,000 joint repurchase agreement 0.24%, dated 5/15/2009 under which ING Financial Markets LLC will repurchase securities provided as collateral for $1,050,217,000 on 6/15/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/25/2039 and the market value of those underlying securities was $1,081,605,928.	175,000,000
63,967,000		Interest in $8,200,000,000 joint repurchase agreement 0.17%, dated 5/29/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $8,200,116,167 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/15/2018 and the market value of those underlying securities was $8,364,000,305.	63,967,000
500,000,000		Interest in $1,000,000,000 joint repurchase agreement 0.20%, dated 5/29/2009 under which J.P. Morgan Securities, Inc. will repurchase securities provided as collateral for $1,000,016,667 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/25/2047 and the market value of those underlying securities was $1,030,001,992.	500,000,000
50,000,000		Interest in $500,000,000 joint repurchase agreement 0.19%, dated 5/29/2009 under which Merrill Lynch Government Securities/Money Market will repurchase securities provided as collateral for $500,007,917 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/15/2037 and the market value of those underlying securities was $515,000,747.	50,000,000
300,000,000	[3]	Interest in $300,000,000 joint repurchase agreement 0.22%, dated 5/26/2009 under which RBC Capital Markets Corp. will repurchase securities provided as collateral for $300,058,667 on 6/30/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 5/20/2039 and the market value of those underlying securities was $306,118,253.	300,000,000
800,000,000		Interest in $2,000,000,000 joint repurchase agreement 0.20%, dated 5/29/2009 under which Societe Generale, New York will repurchase securities provided as collateral for $2,000,033,333 on 6/1/2009. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 12/16/2040 and the market value of those underlying securities was $2,052,573,023.	800,000,000
		TOTAL REPURCHASE AGREEMENTS	8,533,967,000
		TOTAL INVESTMENTS—99.9% (AT AMORTIZED COST)[4]	17,478,557,441
		OTHER ASSETS AND LIABILITIES – NET—0.1%[5]	19,803,294
		TOTAL NET ASSETS—100%	$17,498,360,735

1	Floating rate notes with current rate(s) and next reset date(s) shown.
2	Discount rate(s) at time of purchase.
3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities.

Note:     The categories of investments are shown as a percentage of total net assets at May 31, 2009.

Investment Valuation

Securities are valued at amortized cost.  Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with U.S. generally accepted accounting principles.  The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity.  If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined under procedures established by and under the general supervision of the Board of Trustees.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2009, in valuing the Fund’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices and Investments in Mutual Funds	$ ---
Level 2 – Other Significant Observable Inputs	17,478,557,441
Level 3 – Significant Unobservable Inputs	---
Total	$ 17,478,557,441

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Edward Jones Money Market Fund

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer
Date	July 22, 2009

By	/S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer
Date	July 22, 2009